As filed with the U.S. Securities and Exchange Commission on September 23, 2026

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 1003	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 1005	☑

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and Address of Agent for Service)

Copies to:

Allison Fumai Adam Teufel	Joanne Antico
Dechert LLP	WisdomTree Asset Management, Inc.
1095 Avenue of the Americas New York, NY 10036	250 West 34th Street, 3rd Floor New York, NY 10119

It is proposed that this filing will become effective (check appropriate box):

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.
☑ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☐ On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[ __ ] ETFs

Prospectus
[ __ ], 2026

WisdomTree Trust

WisdomTree Alternative ETFs WisdomTree U.S. Core Defined Outcome Fund ([ __ ])*

*	Principal U.S. Listing Exchange: [ __ ]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree U.S. Core Defined Outcome Fund

Investment Objective

The WisdomTree U.S. Core Defined Outcome Fund (the “Fund”) seeks to generate capital growth over the medium to longer term.

Fees and Expenses of the Fund [To Be Updated by Amendment]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ __ ]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	[ __ ]%[1]
Total Annual Fund Operating Expenses	[ __ ]%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example [To Be Updated by Amendment]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ___ ]	$[ ___ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund is newly organized and therefore, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is actively managed and seeks to achieve its investment objective by investing in a portfolio primarily composed of derivative instruments, including, but not limited to, swaps, that provide exposure to U.S. equity securities or U.S. equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities. The Fund seeks to invest in a portfolio of Defined Return Investments, including Autocallables (each as defined herein). The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. investments and derivatives that provide exposure to U.S. investments. For the purposes of this policy, U.S. investments are equity or fixed income securities issued by U.S. issuers and U.S. government securities, including U.S. Treasury securities. U.S. issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. For purposes of this policy, the derivatives used by the Fund to gain exposure to U.S. investments include the Fund’s Defined Return Investments (as defined herein).

2 WisdomTree Trust Prospectus

The Fund intends to use derivatives linked to the performance of U.S. indexes or exchange-traded products to provide positive performance over the medium to longer term, except in the event that the financial indices to which the derivatives are linked decline significantly over the long-term. Such investments are often referred to as “Defined Return Investments.” A typical Defined Return Investment held by the Fund will provide some of the characteristics of the underlying financial index or indices to which it is linked in both rising and falling markets. However, it will sacrifice the large returns that equity-based investments can make over short time periods for the potential to earn more modest positive returns even in the event that the underlying financial index or indices return or returns is or are stable or slightly negative. In the event of severe market downturns, whereby a financial index to which a Defined Return Investment is linked exhibits sustained and significantly negative returns, a Defined Return Investment is likely to perform similarly to that underlying financial index.

The Defined Return Investments used by the Fund may include, but are not limited to, autocallable instruments (“Autocallables”). The Autocallables used by the Fund are contracts whose payment rights and obligations are linked to the performance of an underlying index. They are designed to deliver a predefined return, subject to predefined conditions.

At regular observation dates, an Autocallable is assessed against a contractual and predefined index level. If the underlying index is at, or above, this level, the investment matures early (it automatically ‘calls,’ or redeems), delivering a predefined positive return. If not, it continues to the next observation date.

At an Autocallable’s maturity, the outcome depends on the final level of the underlying index relative to a predefined threshold, or ‘barrier,’ If the index closes above this level, a positive return is achieved. If it closes below, capital losses occur.

When selecting Defined Return Investments, the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), considers how liquid the market is for various equity-based securities. This analysis helps to provide the Adviser with a set of financial indices and equity-based securities which, in its opinion could be appropriate to serve as the reference index or reference asset for the Fund’s Defined Return Investments. Following this analysis, the Adviser will consider various market parameters including volatility, correlation, dividends, interest rates and the current level of the appropriate financial indices and equity-based securities to select appropriate Defined Return Investments.

The Fund is expected to invest in U.S. Treasury securities and cash and cash equivalents for cash management purposes, which the Fund may post as collateral or margin in connection with the Fund’s Autocallables and other derivatives. In addition to its Defined Return Investments, the Fund may also invest in other instruments, including derivatives and fixed income securities. The Fund may also utilize “box spreads,” a four-legged options strategy involving the near-simultaneous purchase and sale of call and put options on the same underlying asset to produce a fixed net premium at execution and payment liability at expiration. The Fund’s box spreads may be viewed as akin to synthetic borrowing or lending, depending on whether the net premium at execution is a positive or negative amount.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity, index, interest rate, or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. Adverse changes in the value or level of the underlying asset can result in a loss substantially greater than the amount invested in the derivative itself. The Fund expects to use Defined Return Investments to implement its principal investment strategies. Risks specific to Defined Return Investments, as well as other risks of derivatives, generally, such as counterparty credit risk and market risk, are described in greater detail elsewhere in the Fund’s Prospectus.

WisdomTree Trust Prospectus 3

■	Autocallable Risk. Autocallable instruments are contracts whose payment rights and obligations are linked to the performance of an underlying index. At an Autocallable’s maturity, the outcome depends on the final level of the underlying index relative to a predefined threshold, or ‘barrier.’ If the index closes above this level, a positive return is achieved. If it closes below, capital losses occur. These features mean that in exchange for the income typically provided by these instruments, investors are exposed to the risk that adverse market conditions may interrupt income payments or result in a net loss. Autocallables offer no guarantee of any payment. If the autocall feature is triggered, an investor foregoes any contingent returns that could be achieved at maturity and may not be able to obtain exposure to another Autocallable that pays the same level of income. In addition, Autocallables may generate significantly less income, or may not generate income at all during adverse market conditions.

■	Box Spread Risk. A box spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an underlying or reference asset such as an index, equity security or exchange-traded fund (“ETF”) with the same expiration date. A box spread typically consists of four option positions, two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the box spread may no longer effectively eliminate risk tied to underlying asset’s movement. The Fund’s box spreads consist solely of European-style options that are not subject to early exercise. Furthermore, the box spread’s value is derived in the market and is in part, based on the time until the options comprising the box spread expire and the prevailing market interest rates. Although the Fund may hold a box spread until close to expiry, if the Fund were to sell a box spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from box spreads is dependent on the availability and willingness of other market participants to sell box spreads to the Fund at competitive prices.

■	Defined Return Investments Risk. Defined Return Investments are derivatives linked to the performance of U.S. indexes or exchange-traded products. They are designed to provide modest positive returns over the medium to longer term, even if the linked index is flat or slightly negative, but in exchange the Fund sacrifices the larger gains equities can produce over shorter periods. In a severe and sustained market downturn, a Defined Return Investment is likely to perform similarly to the underlying financial index, resulting in significant losses to the Fund.

■	Margin Requirements Risk. The Fund’s positions in certain derivatives instruments are subject to initial and variation margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure to under the relevant derivatives instrument. Margin requirements may increase based on various market conditions, including the volatility or market price of an asset (as applicable). If margin requirements increase, the Fund may be required to sell or close out its investments to meet its margin posting obligations.

■	Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto. In addition, the Fund may enter into derivative transactions with one or a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Furthermore, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

4 WisdomTree Trust Prospectus

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its derivative positions to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize ordinary income or capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher distributions than a fund that redeems its shares in kind.

■	Geographic Investment Risk. The Fund will invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. The rapid development and increasingly widespread use of AI technologies could increase the effectiveness of cyber-attacks and exacerbate the risks.

■	Geographic Investment Risk. The Fund will invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. The imposition of broad-based tariffs and other trade measures by the U.S. government, and retaliatory measures by U.S. trading partners, may create additional uncertainty and volatility in U.S. and global markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Leveraging Risk. Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

■	Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Tax Risk – RIC Qualification. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

WisdomTree Trust Prospectus 5

Qualifying Income

To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC.

Asset Diversification

For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

■	Tax Risk – Derivatives. The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising box spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a large portion of the Fund's distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such rules are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

In certain circumstances, all or a portion of a distribution by the Fund may consist of a return of capital (i.e., from a shareholder’s original investment) and not a return of net profit. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. No assurance can be given regarding the future tax character of the Fund’s distributions.

■	U.S. Treasuries Risk. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline.

Fund Performance

The Fund is new and therefore does not yet have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com/us.

Management

Investment Adviser

WisdomTree Asset Management serves as investment adviser to the Fund.

Portfolio Managers [To Be Updated by Amendment]

The Fund is managed by the Adviser’s [ __ ] Portfolio Management Team. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

[ __ ]

[ __ ]

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently [ __ ] (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

6 WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 7

Additional Information About the Fund

Additional Information About the Fund’s Investment Objective

The Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Fund’s Investment Strategies

80% Policy. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. investments and derivatives that provide exposure to U.S. investments (the “80% Policy”). The Fund’s 80% Policy, and related terms used in the Fund’s name, are described in the Fund Summary section. The Fund will provide its shareholders with at least 60 days’ notice prior to making a change to its 80% Policy, as required by applicable rules. Derivatives instruments used by the Fund will be counted toward the Fund’s 80% Policy to the extent they provide investment exposure to investments included within that Policy or to one or more of the market risk factors associated with investments included in that Policy.

Non-Principal Information About the Fund’s Investment Strategies

In addition to the investments described in the “Principal Investment Strategies of the Fund” section of the Prospectus, the Fund may invest in other investments that the Adviser believes will help the Fund achieve its investment objective, including cash and cash equivalents and shares of other investment companies, including other WisdomTree Funds.

Temporary Defensive Strategies. The Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Active Management Risk

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security selection risk and its performance, therefore, will reflect, in part, the ability of the Adviser to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. The Adviser’s assessment of a particular investment, company, sector, or country and/or assessment of broader economic, financial, or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Cash Redemption Risk

The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its derivative positions to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize ordinary income or capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher distributions than a fund that redeems its shares in kind.

Counterparty and Issuer Credit Risk

To the extent that the Fund engages in investment transactions or enters into derivative or other contracts with third parties (i.e., “counterparties”) then the Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services, or otherwise) as being in such situations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with one or a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Centrally cleared derivatives, including futures contracts, listed options and certain swaps, are not considered to subject the Fund to material counterparty credit risk. After a trade is centrally cleared, the clearing organization becomes the ultimate counterparty to the Fund, so the counterparty risk with respect to a centrally cleared derivative ultimately arises from the creditworthiness of the relevant clearing organization.

8 WisdomTree Trust Prospectus

The financial condition of an issuer of a debt security or other issuer may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financials sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as S&P and Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Cybersecurity Risk

The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including the Adviser, administrator, custodian, and transfer agent, may subject the Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests also could have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks, and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cybersecurity protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber-attacks and exacerbate the risks.

Derivatives Risk

The Fund invests in derivatives, such as Defined Return Investments, to pursue its investment objective. The use of such derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), volatility, lack of availability, counterparty credit, liquidity, and valuation. The use of such derivatives also may expose the Fund to the performance of investments that they do not own. To the extent the Fund engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that such hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Adverse changes in the value or level of the underlying asset can result in a loss substantially greater than the amount invested in the derivative itself.

Funds that invest in derivatives are also subject to the risk that a change in U.S. law and related regulations will impact the way they operate, increase the particular costs of their operation and/or change the competitive landscape. Rule 18f-4 under the 1940 Act governs a fund’s use of derivatives. Among other things, the rule generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager to oversee the program, and comply with an outer limit on risk based on value at risk, or “VaR.”

WisdomTree Trust Prospectus 9

Autocallable Risk. Autocallable instruments are contracts whose payment rights and obligations are linked to the performance of an underlying index. At an Autocallable’s maturity, the outcome depends on the final level of the underlying index relative to a predefined threshold, or ‘barrier.’ If the index closes above this level, a positive return is achieved. If it closes below, capital losses occur. These features mean that in exchange for income provided by these instruments, investors are exposed to the risk that adverse market conditions may interrupt income payments or result in a net loss. Autocallables offer no guarantee of any payment. If the autocall feature is triggered, an investor foregoes any contingent returns that could be achieved at maturity and may not be able to obtain exposure to another Autocallable that pays the same level of income. In addition, Autocallables may generate significantly less income, or may not generate income at all during adverse market conditions.

Box Spread Risk. A box spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A box spread typically consists of four option positions, two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the box spread may no longer effectively eliminate risk tied to underlying asset’s movement. The Fund’s box spreads consist solely of European-style options that are not subject to early exercise. Furthermore, the box spread’s value is derived in the market and is in part, based on the time until the options comprising the box spread expire and the prevailing market interest rates. Although the Fund may hold a box spread until close to expiry, if the Fund were to sell a box spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from box spreads is dependent on the availability and willingness of other market participants to sell box spreads to the Fund at competitive prices.

Defined Return Investments. Defined Return Investments are derivatives linked to the performance of U.S. indexes or exchange-traded products that provide positive performance over the medium to longer term, except in the event that the financial indices to which the derivatives are linked decline significantly over the long-term. A typical Defined Return Investment held by the Fund will provide some of the characteristics of the underlying financial index or indices to which it is linked in both rising and falling markets. However, it will sacrifice the large returns that equity-based investments can make over short time periods for the potential to earn more modest positive returns even in the event that the underlying financial index or indices return or returns is or are stable or slightly negative. In the event of severe market downturns, whereby a financial index to which a Defined Return Investment is linked exhibits sustained and significantly negative returns, a Defined Return Investment is likely to perform similarly to that underlying financial index.

Margin Requirements Risk. The Fund’s positions in certain derivatives instruments are subject to initial and variation margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the relevant derivatives instrument. Margin requirements may increase based on various market conditions, including the volatility or market price of an asset (as applicable). If margin requirements increase, the Fund may be required to sell or close out its investments to meet its margin posting obligations.

Geographic Investment Risk

The Fund will invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States

The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. The Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation, and/or an economic recession in the United States. The extensive economic sanctions levied against Russia by a multilateral coalition, including the United States, in response to Russia’s invasion of Ukraine in February 2022, have adversely affected and may continue to adversely affect specific U.S. companies and sectors that previously engaged with Russia, such as certain financial institutions with exposure to Russia and companies dependent on raw materials previously sourced from Russia. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which the Fund may invest. The Fund’s investments in the United States also may be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China, increasing environmental and climate risk, and the ever-increasing threat of damaging cyber-attacks. The United States has also experienced elevated debt levels and increased internal political discord. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

Geopolitical Risk

The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical events also may disrupt the orderly functioning of the securities markets globally. Each of the foregoing may negatively impact the Fund’s investments.

10 WisdomTree Trust Prospectus

Income Risk

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. With respect to the Fund’s direct investments in fixed income securities, the Fund’s income would decline when interest rates fall because the Fund then must invest new cash flow and cash from maturing securities in lower-yielding securities. Income risk is generally higher for short-term funds and lower for long-term funds.

Investment Risk

As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer-Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Leveraging Risk

Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk

The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell readily at a favorable time or price, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk

The trading prices of securities, including shares of the Fund, and other instruments may fluctuate, at times significantly, in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. As a result of these and other factors, investors could lose money on their investment in the Fund.

Recent Events

The value of the Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflict, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflict between Russia and Ukraine in Europe and armed conflicts in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as the Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust Prospectus 11

Non-Diversification Risk

The Fund is considered to be non-diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Code, for qualification as a RIC. See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (the “SAI”) for detail regarding the asset diversification requirements.

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will not materially differ from the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of the Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Tax Risk – RIC Qualification

The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

Qualifying Income

To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the underlying reference instrument as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC.

Asset Diversification

For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

12 WisdomTree Trust Prospectus

Tax Risk - Derivatives

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising box spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund's distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such rules are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

In certain circumstances, all or a portion of a distribution by the Fund may consist of a return of capital (i.e. from your original investment) and not a return of net profit. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. No assurance can be given regarding the future tax character of the Fund’s distributions.

U.S. Treasuries Risk

U.S. Treasuries differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. A further downgrade of the ratings of U.S. government debt obligations, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury obligations from another ratings agency or a further downgrade may cause the value of the Fund’s U.S. Treasuries to decline. Additionally, a high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns.

Additional Non-Principal Risk Information

Trading. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling the Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s shares. In addition, secondary market investors also will incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread for the Fund’s shares varies over time based on the trading volume and market liquidity of the Fund’s shares and in some cases, the trading volume and market liquidity of the Fund’s holdings. Increased trading volume and market liquidity generally have the effect of reducing a fund’s bid/ask spread. Further, a relatively small investor base, asset swings, and/or increased market volatility may increase a fund’s bid/ask spread. Shares of the Fund, similar to shares of other issuers listed on a securities exchange, may be sold short and are, therefore, subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling the Fund’s shares, including bid/ask spreads, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly trading small investments.

WisdomTree Trust Prospectus 13

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may serve as Authorized Participants. Only Authorized Participants who have entered into agreements with the Distributor (as defined below) may engage in creation or redemption transactions directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. The Fund’s shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting if either of the following events occur: (i) Authorized Participants exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or significantly reduce their business activities and no other entities step forward to make and support markets in the Fund’s shares or otherwise facilitate liquidity in the markets.

This risk may be heightened to the extent that the Fund invests in derivatives or securities that trade on foreign exchanges or in markets that require foreign securities settlement and/or because Authorized Participants may be required to post collateral in relation to securities settlement, which only certain Authorized Participants may be able to do or are interested in doing.

Operational Risk. The Fund and its service providers, including the Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, and technology or systems failures, any of which may have an adverse effect on the management or operations of the Fund, including its ability to create and redeem shares. Although the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings, including their identities and quantities, is available at www.wisdomtree.com/us. The Fund also discloses its complete portfolio holdings as of the end of its fiscal year ([ __ ]) and its second fiscal quarter ([ __ ]) in its Form N-CSR. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters ([ __ ] and [ __ ], respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summary of the Fund’s portfolio holdings disclosure policies and procedures is included in the SAI.

14 WisdomTree Trust Prospectus

Management

Investment Adviser [To Be Updated by Amendment]

As the Adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”), including the Fund. WisdomTree Asset Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119, and is a leader in ETF management. As of [ __ ], 2026, WisdomTree Asset Management had assets under management totaling approximately $[ __ ]. WisdomTree* is the parent company of WisdomTree Asset Management.

Subject to the supervision of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for managing the Fund's investment activities, including determining what securities and other instruments the Fund will purchase, hold or sell, and for the Fund's business affairs and other administrative matters. In addition, WisdomTree Asset Management arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Fund to operate.

*	“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, WisdomTree Asset Management receives a fee from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree U.S. Core Defined Outcome Fund	[ __ ]%

Pursuant to the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), WisdomTree Asset Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board's approval of the Investment Advisory Agreement for the Fund will be available in the Trust’s [Annual/Semi-Annual] Financial Statements and Other Information for the period ending [ __ ], which is included as part of the Fund’s Form N-CSR.

WisdomTree Asset Management may hire one or more sub-advisers to perform the day-to-day portfolio management activities for the Fund, subject to its oversight. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits, among other things, WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to hire unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust, however, would notify shareholders in the event a new sub-adviser is hired or an existing sub-adviser is terminated and/or replaced. WisdomTree Asset Management would have ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee any sub-adviser and recommend its hiring, termination, and replacement.

Portfolio Managers [To Be Updated by Amendment]

The Fund is managed by the Adviser’s [ __ ] Portfolio Management team. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

[ __ ]

[ __ ]

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

WisdomTree Trust Prospectus 15

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Fund in secondary market transactions through broker-dealers at market prices, which may be greater than (premium) or less than (discount) the NAV of the Fund’s shares. Shares of the Fund trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus. Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads is available on the Fund’s website at www.wisdomtree.com/us.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

The Fund’s net assets are comprised of the portfolio securities and other investments and assets, including cash and net investment income and realized and unrealized capital gains that have previously been earned but not yet distributed. As a result, when a shareholder purchases shares of the Fund, part of the NAV is often comprised of such income and gains prior to the purchase, which are included in the purchase price paid by the shareholder. Further, any payment of an income dividend or distribution of capital gains will result in a decrease in the Fund’s NAV.

In calculating its NAV, the Fund generally values: (i) equity securities (including common stocks and preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; (iii) fixed income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers; (iv) money market funds at their NAV per share; and (v) derivatives investments at fair value using a variety of information (e.g., futures contracts are generally fair valued based on the settlement price). In addition, the Fund may invest in affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than the NAV Calculation Time, the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until the NAV Calculation Time to determine if fair valuation would provide a more accurate valuation.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Fund holdings that may be valued using fair value pricing may include securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation).

16 WisdomTree Trust Prospectus

When fair value pricing is employed by the Valuation Designee, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions [To Be Updated by Amendment]

The Fund intends to pay dividends, if any, on a/an [ ] basis. Nonetheless, the Fund may not make a dividend payment [__].

The Fund intends to distribute its net realized capital gains, if any, to investors annually. On occasion, the Fund may be required or determine to make one or more supplemental distributions of its net realized capital gains during the year. Distributions in cash (net of any applicable withholding tax) may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gains distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Only Authorized Participants are authorized to purchase and redeem shares directly from the Fund, and their purchase and redemption transactions are essential to the operation of the Fund. In addition to helping to ensure there is an adequate supply of Fund shares to meet secondary market trading demand, Authorized Participants’ purchase and redemption transactions also generally help to keep the trading prices of the Fund shares in line with their NAV per share. The Fund may engage in in-kind transactions with Authorized Participants. In-kind purchase and redemption transactions generally do not give rise to the adverse consequences commonly associated with frequent purchases and redemptions of fund shares because they do not require a fund to sell portfolio holdings to raise cash to meet redemptions, which may increase portfolio transaction costs and potentially result in adverse tax consequences, such as the realization of capital gains, or to hold a significant amount of cash to meet redemptions or while awaiting investment opportunities to invest share purchase proceeds, which can lead to increased tracking error or reduced returns. The Fund’s ability to engage in in-kind transactions may be limited by the Fund’s investment strategies and types of assets held. Accordingly, it is the policy of the Fund to accommodate frequent purchases and redemptions of Fund shares by Authorized Participants. To mitigate any adverse consequences of frequent purchases and redemptions, particularly if the Fund transacts with Authorized Participants on a cash-basis, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the costs incurred by the Fund in executing such trades. In addition, the Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading as well as to reject any purchase order at any time.

WisdomTree Trust Prospectus 17

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other registered investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund. However, the Fund may not be permitted to accept such an investment by another investment company if the Fund is currently invested in the securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A). Any investment company interested in purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should first contact the Trust to determine if the Fund may accept such investment.

18 WisdomTree Trust Prospectus

Additional Tax Information [To be updated by amendment]

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to elect and to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions;

■	You sell Fund shares; and

■	You purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gains will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The trading strategies of the Fund are expected to limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Additionally, since the Fund’s income is derived primarily from investments other than stock of U.S. corporations, it is not expected that dividends paid by the Fund will qualify for the dividends received deduction for corporate shareholders

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

The Fund’s use of box spreads (if any) may cause some or all of the Fund’s gain from such transactions that would otherwise qualify for long-term capital gain treatment be recharacterized under the “conversion transaction” rules as ordinary dividends rather than capital gain distributions and therefore affecting shareholders’ tax consequences on their respective investment in the Fund.

WisdomTree Trust Prospectus 19

In general, your distributions are subject to U.S. federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by the Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gains on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.

If you are investing through a taxable account and purchase shares of the Fund before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the Fund makes a distribution, the share price is reduced by the amount of the distribution.

The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Assuming you hold Fund shares as capital assets, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

20 WisdomTree Trust Prospectus

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

More information about taxes related to the Fund and its investments is included in the SAI.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Distribution

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group (d/b/a ACA Group) (the “Distributor”), serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com/investments.

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Fund

WisdomTree, WisdomTree Asset Management, and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in shares of the Fund particularly. WisdomTree is the licensor of trademarks, service marks and trade names of the Fund. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

WisdomTree Trust Prospectus 21

Financial Highlights

The Fund had not commenced operations prior to the date of this Prospectus and, therefore, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

22 WisdomTree Trust Prospectus

WisdomTree Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Fund’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and the Fund’s Financial Statements and Other Information, each of which is included as part of the Fund’s Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation. In the Fund’s Financial Statements and Other Information, you will find the Fund’s annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI, annual or semi-annual shareholder reports, or financial statements, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Visit:	www.wisdomtree.com/us

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2026 WisdomTree Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-0926

WISDOMTREE® TRUST

WisdomTree U.S. Core Defined Outcome Fund ([____])

Principal U.S. Listing Exchange: [____]

STATEMENT OF ADDITIONAL INFORMATION

Dated [____], 2026

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the WisdomTree U.S. Core Defined Outcome Fund (the “Fund”), a separate investment portfolio of WisdomTree Trust (the “Trust”), as such Prospectus may be revised from time to time.

The current Prospectus for the Fund is dated [____], 2026. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s Form N-CSR (File No. 811-21864), which will be available after the Fund has completed a fiscal period of operations, and can also be located on the SEC’s website. You may obtain a copy of the Fund’s Prospectus, annual report and semi-annual reports to shareholders and the Fund’s Financial Statements and Other Information at no charge by calling 1-866-909-9473, visiting www.wisdomtree.com/us, or writing to WisdomTree Trust, c/o Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005, and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) is the investment adviser to the Fund. WisdomTree, Inc. (“WisdomTree”) is the parent company of WisdomTree Asset Management. Foreside Fund Services, LLC serves as the distributor (the “Distributor”) of the shares of the Fund.

The Fund is an exchange-traded fund (“ETF”). The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares (“Creation Unit Aggregations”). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors (typically market makers or other broker-dealers) purchase or redeem Creation Unit Aggregations. Except when aggregated in Creation Unit Aggregations, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, the [____] (the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may be greater than (premium) or less than (discount) their NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

GENERAL INFORMATION ABOUT STRATEGIES AND RISKS

The Fund’s investment objective, principal investment strategies, and associated risks are described in the Fund’s Prospectus. The sections below supplement the Fund’s principal investment strategies and risks and describe the Fund’s additional investment policies, and the different types of investments that may be made by the Fund as a part of its non-principal investment strategies. With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate (including significant decreases) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, economic sanctions or tariffs, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector, or asset class. In addition, the Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in the Fund could lose money over short or long periods of time. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. For more information about these and other risks, please see “Specific Investment Strategies and Risks” below and the Fund’s Prospectus.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to U.S. federal income tax on income and gains that are timely distributed to Fund shareholders. The Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification, and distribution requirements necessary to establish and maintain eligibility for such treatment.

1

The Fund is considered “non-diversified,” as such term is used in the 1940 Act. The Fund may become diversified for limited periods.

The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that the strategies and processes will produce the intended results. The Fund may not outperform other investment strategies over short- or long-term cycles and an investment in the Fund may decline in value.

The Fund may be included in model portfolios developed by WisdomTree Asset Management for use by financial advisors and/or investors. The market price of shares of the Fund, costs of purchasing or selling shares of the Fund, including the bid/ask spread, and liquidity of the Fund may be impacted by purchases and sales of the Fund by one or more model-driven investment portfolios.

The Trust’s Board of Trustees (the “Board”) may, in the future, authorize the Fund to invest in securities and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

A description of certain investment strategies and types of investments used by the Fund, and various related risks, is set forth below. A discussion of the principal strategies and risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

BANK DEPOSITS AND OBLIGATIONS. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategies, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to 33% of its net assets. The Fund will borrow only for short-term or emergency purposes. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund may also be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CASH AND EQUIVALENTS. The Fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

2

CYBERSECURITY RISK. Investment companies, such as the Fund, and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, accountant, custodian, transfer agent, index providers, market makers, Authorized Participants and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of Authorized Participant transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber-attacks and exacerbate the risks. The Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

DERIVATIVES. The Fund will invest in derivative instruments. Generally, the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance, or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements, and credit-linked notes.

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operation, and/or change the competitive landscape. Rule 18f-4 under the 1940 Act governs a fund’s use of derivatives. Among other things, the rule generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager to oversee the program, and comply with an outer limit on risk based on value at risk, or “VaR.”

Forwards, swaps, and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps, and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, the Fund, when using currency forwards, may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to the Fund of trading, or otherwise affect returns to investors in the Fund. WisdomTree Asset Management, on behalf of the Fund, has filed with the National Futures Association (“NFA”) a notice of eligibility claiming an exclusion from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5 under the Commodity Exchange Act (the “CEA”). Accordingly, the Fund and WisdomTree Asset Management, with respect to the Fund, are not subject to registration or regulation as a commodity pool or CPO. It is expected that the Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for the Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objectives and strategies.

3

Swap Agreements and Options on Swap Agreements. The Fund will enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, or total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a CDS protection seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the CDS, provided that there is no credit event. In the event that the Fund acts as a CDS protection buyer and no credit event occurred during the term of the CDS, the Fund would recover nothing. Where the Fund is the protection buyer, CDS involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The Fund’s obligations under a CDS will be accrued daily (offset against any amounts owing to the Fund). Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Swaptions. The Fund may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, the Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when the Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options, and Options on Futures Contracts. The Fund may use futures contracts, options, and related options on futures contracts: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument, or index. To the extent the Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

4

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options on Futures Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Options. The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

Structured Notes. The Fund may invest in notes, sometimes called “structured notes,” linked to the performance of commodities or commodity indexes. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of commodities markets without investing directly in the underlying physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

5

Currency Transactions. The Fund may enter into foreign currency futures contracts and/or forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s total assets that are denominated in one or more foreign currencies.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value to the extent they are not agreed to be carried forward to another expiration date (i.e., rolled over).

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained to cover such obligations. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized, and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment, or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Autocallable Instruments. Autocallable instruments (“Autocallables”) are contracts whose payment rights and obligations are linked to the performance of an underlying index. They are designed to deliver a predefined return, subject to predefined conditions. At regular observation dates, an Autocallable is assessed against a contractual and predefined index level. If the underlying index is at, or above, this level, the investment matures early (it automatically ‘calls,’ or redeems), delivering a predefined positive return. If not, it continues to the next observation date. At an Autocallable’s maturity, the outcome depends on the final level of the underlying index relative to a predefined threshold, or ‘barrier.’ If the index closes above this level, a positive return is achieved. If it closes below, capital losses occur. These features mean that in exchange for the potential for income provided by these instruments, investors are exposed to the risk that adverse market conditions may interrupt income payments or result in a net loss. Autocallables offer no guarantee of any payment. If the autocall feature is triggered, an investor foregoes any contingent returns that could be achieved at maturity and may not be able to obtain exposure to another Autocallable that pays the same level of income. In addition, Autocallables may generate significantly less income, or may not generate income at all during adverse market conditions.

6

Box Spreads. A box spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an underlying or reference asset such as an index, equity security or ETF with the same expiration date. A box spread typically consists of four option positions, two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the box spread may no longer effectively eliminate risk tied to underlying asset’s movement. The Fund’s box spreads consist solely of European-style options that are not subject to early exercise. Furthermore, the box spread’s value is derived in the market and is in part, based on the time until the options comprising the box spread expire and the prevailing market interest rates. Although the Fund may hold a box spread until close to expiry, if the Fund were to sell a box spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from box spreads is dependent on the availability and willingness of other market participants to sell box spreads to the Fund at competitive prices.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

Events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the Fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as corporate debt, notes and bonds, and/or instruments related to fixed income securities. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. Fixed income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities, which will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of fund shares in the secondary market) from fixed income funds may be higher than normal.

7

ILLIQUID INVESTMENTS. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of a security will be determined based on the relevant market, trading, and investment specific conditions. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) of the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENTS IN THE UNITED STATES. The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. The Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which the Fund may invest. The Fund’s investments in the United States may also be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China and related tariffs, the ongoing conflict in Ukraine and related economic sanctions, the ongoing conflict in the Middle East, increasing environmental and climate risk, and the ever-increasing threat of damaging cyber-attacks. The United States has also experienced elevated debt levels, increased internal political discord, and significant challenges in managing and containing inflation. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

ISSUER SPECIFIC CONDITIONS. Issuer-specific conditions may affect the value of the Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. In addition, although all of the securities held by the Fund are generally listed on one or more U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be made or maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and, therefore, the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

LACK OF DIVERSIFICATION. The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, the Fund intends to satisfy the diversification requirements necessary to qualify as a RIC under the Code (see “Taxes”).

8

MARKET RISK. Various factors and events can impact the entire market or specific market segments including political and economic developments such as changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers such as changes to an issuer’s actual or perceived creditworthiness. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of the Fund’s investments and the value of an investment in the Fund’s shares. These investor perceptions, confidence (or lack thereof), and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, health, or banking crises.

Markets around the world are increasingly connected. Changing economic, political, or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial, and/or social difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. Such market conditions may also lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, increase the expenses incurred by the Fund and/or affect the Fund’s ability to pursue its investment objective and the Fund’s performance. A widespread health crisis such as a global pandemic could cause overall market volatility as well as major disruptions to global markets and economies, including exchange trading suspensions and closures. In addition, a global pandemic may result in severe losses across certain sectors and industries, including decreased employee availability and significant disruptions to business operations and supply chains. Government efforts to contain the spread of a pandemic and mitigate its economic impact may lead to a large expansion of government deficits and debt, which in turn may result in higher inflation. A global pandemic similar to COVID-19 that may arise in the future could adversely affect the economies of many nations, the global economy, individual companies, and capital markets in ways that cannot be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks.

Changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain Fund investments and the ability of the Fund to hedge its currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. Domestic policy initiatives and related tensions could result in market disruptions, including with respect to certain industries or sectors such as the oil and natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as the Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions. Ongoing armed conflict between Russia and Ukraine in Europe and armed conflict in the Middle East, and related sanctions and trading restrictions, have caused significant market disruptions and volatility within the markets globally.

It is impossible to predict the effects on the Fund of these or similar events and market conditions in the future; however, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of the Fund.

9

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P Global Ratings (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs, and possible losses in connection with the disposition of collateral.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA for U.S. Treasury securities will be subject to the mandatory clearing requirement.

Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2027. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and may necessitate expenditures by the Fund that trades in Treasury repo transactions in connection with entering into new agreements with sponsoring members and taking other actions to comply with the new requirements. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared Treasury repo transactions.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will, for all of its reverse repurchase agreements and similar financing transactions, either (i) comply with the asset coverage requirements of Section 18 of the 1940 Act, and combine the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio or (ii) treat all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes of Rule 18f-4.

10

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

TAX RISK. The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the underlying reference instrument as qualifying income, an adverse determination or future guidance by the Internal Revenue Service (the “IRS”) with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the IRS with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising box spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a large portion of the Fund's distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such rules are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

In certain circumstances, all or a portion of a distribution by the Fund may consist of a return of capital (i.e. from your original investment) and not a return of net profit. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. No assurance can be given regarding the future tax character of the Fund’s distributions.

TRACKING STOCKS. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. The Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

11

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available each Business Day in accordance with the provisions of any regulations of the Listing Exchange and other applicable SEC regulations, orders, and no-action relief. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings online at www.wisdomtree.com/us/products. Online disclosure of such holdings is publicly available at no charge.

The Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental and non-fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental or non-fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below and its investment objective without a shareholder vote provided that it obtains Board approval and where required, provides its shareholders with at least sixty (60) days’ prior written notice of any such change.

12

Fundamental Policies. The investment policies and limitations set forth below are fundamental and may not be changed without shareholder approval. As a general matter, the Fund may not engage in the activities described in the policies below except to the extent permitted by the 1940 Act.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Non-Fundamental Policy. The investment policy set forth below may be changed without shareholder approval. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. investments and derivatives that provide exposure to U.S. investments.

If, subsequent to an investment, the 80% investment policy is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy, absent an applicable exception pursuant to Rule 35d-1 under the 1940 Act.

13

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

WisdomTree or its affiliates (the “Selling Shareholder”) may purchase Creation Unit Aggregations to “seed” (in whole or in part) funds, including the Fund, as they are launched or thereafter, may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds, including the Fund, when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such funds, the shares are being registered to permit the resale of these shares from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of such shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more brokers, dealers, and investment firms, and may also hedge such positions. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices, or redeemed in Creation Unit Aggregations through an Authorized Participant. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling shares:

•	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
•	privately negotiated transactions;
•	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
•	any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or create one or more derivative securities which require delivering shares to a broker-dealer or other financial institution (these shares may then be sold by such broker-dealer or other financial institution).

14

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Selling Shareholder has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution, or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund and its shares.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Distributor, and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures, and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Adviser presents the Board with information concerning the investment objectives, strategies, and risks of the Fund. Additionally, the Fund’s Adviser provides the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

15

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation, and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions held and length of time served with the Trust, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Each Executive Officer of the Trust was appointed by and serves at the pleasure of the Board. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (more than 80%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee, Governance, Nominating, and Compliance Committee, Contracts Review Committee, and Investment Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

16

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust
Jonathan L. Steinberg (1964)	Trustee, 2005-present; President, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	[95]	Director, WisdomTree and WisdomTree Asset Management
Trustees Who Are Not Interested Persons of the Trust
David G. Chrencik[1] (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (a hedge fund) from 2012 to 2022.	[95]	None
Phillip Goff (1963)	Trustee, 2024-present	Private Investor since 2017; Trustee of RBC Funds Trust from 2020 to 2024; Senior Vice President/Corporate Controller and Funds Treasurer at TIAA from 2006 to 2017.	[95]	None
Joel H. Goldberg[2,3] (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; U.S. Securities and Exchange Commission, Division of Investment Management from 1973 to 1983 (Director from 1981 to 1983).	[95]	Director, Better Business Bureau (Metropolitan New York, Long Island, and the Mid-Hudson Region)
Toni M. Massaro[3] (1955)	Trustee, 2006-present	Regents Professor of Law Emerita since 2024; Executive Director of the Agnese Nelms Haury Program since 2021; Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) from 2009 to 2024 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents Professor since 2006; Milton O. Riepe Chair in Constitutional Law from 1997 to 2022; Professor at the Rogers College of Law from 1990 to 2024.	[95]	None
Melinda A. Raso Kirstein[4] (1955)	Trustee, 2014-present	Retired since 2004; Vice President, Senior Portfolio Manager, Fixed Income Management, and Director of Tax Exempt Fund Management at Merrill Lynch Investment Management from 1982 to 2004.	[95]	Associate Alumnae of Douglass College, Chair of Investment Committee

17

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor since 2005; Retired Chairman of MONY Securities Corporation, Enterprise Capital Management from 1991 to 2004.	[95]	None
Officers of the Trust
Jonathan L. Steinberg (1964)	President, 2005-present; Trustee, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	[95]	See Interested Trustees Table Above
David Castano (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Director of Fund Accounting & Administration at WisdomTree Asset Management from 2011 to 2020.	[95]	None
Terry Jane Feld (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance at WisdomTree Asset Management since 2022; Chief Compliance Officer at WisdomTree Asset Management since 2012.	[95]	None
Joanne Antico (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel at WisdomTree Asset Management since 2021; Assistant General Counsel at WisdomTree Asset Management from 2016 to 2021.	[95]	None
Clint Martin (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Fund Manager, Fund Accounting & Administration at WisdomTree Asset Management from 2012 to 2020.	[95]	None
Sherry Scarvey (1967)	Assistant Secretary, 2023-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2023; Senior Legal Analyst at Eagle Point Credit Management, LLC from 2021 to 2023; Senior Legal Analyst at Jennison & Associates LLC from 2019 to 2021; Senior Legal Specialist at Legg Mason & Co. LLC from 2005 to 2019.	[95]	None

18

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Heidi Loeffert (1973)	Assistant Secretary, 2024-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2024; Senior Paralegal at Perkins Coie LLP from 2022 to 2024; Paralegal, Corporate and Securities at GitLab Inc., from 2021 to 2022; Legal Department Manager, Senior Paralegal and Assistant Secretary at L.B. Foster Company from 2019 to 2021.	[95]	None
Olivia Lanagan (1996)	Assistant Secretary, 2026-Present	Senior Investment Management Counsel at WisdomTree Asset Management since 2026; Associate at Ropes & Gray LLP from 2021 to 2026.	[95]	None

_________________

[1]	Chair of the Audit Committee.
[2]	Chair of the Contracts Review Committee.
[3]	Co-Chair of the Governance, Nominating, and Compliance Committee.
[4]	Chair of the Investment Committee.
+	As of the date of this SAI.

Audit Committee. Ms. Raso Kirstein and Messrs. Chrencik, Goff, and Ugolyn, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation, and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended [____], the Audit Committee held [____] meetings.

19

Governance, Nominating and Compliance Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Governance, Nominating and Compliance Committee. The principal responsibilities of the Governance, Nominating and Compliance Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibility with respect to overseeing the CCO and overseeing compliance matters involving the Fund and its service providers as reported to the Board. While the Governance, Nominating and Compliance Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance, Nominating and Compliance Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance, Nominating and Compliance Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Exchange Act, in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance, Nominating and Compliance Committee. During the fiscal year ended [____], the Governance, Nominating and Compliance Committee held [____] meetings.

Contracts Review Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Contracts Review Committee. The principal responsibilities of the Contracts Review Committee are to provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act, and other applicable Sections, rules and interpretative guidance related thereto, with respect to reviewing the performance of, and reasonableness of fees paid to, the Adviser and core service providers for each series of the Trust, and to make recommendations to the Board regarding the contractual arrangements for such services. The Board has adopted a written charter for the Contracts Review Committee. During the fiscal year ended [____], the Contracts Review Committee held [____] meetings.

Investment Committee. Ms. Raso Kirstein and Messrs. Goff, Goldberg, and Ugolyn, each an Independent Trustee, are members of the Board’s Investment Committee. The principal responsibilities of the Investment Committee are to support, oversee, and organize on behalf of the Board the process for overseeing Fund performance and related matters (it being the intention of the Board that the ultimate oversight of Fund performance shall remain with the full Board), address such other matters that the Board shall determine, and provide recommendations to the Board as needed in respect of the foregoing matters. The Board has adopted a written charter for the Investment Committee. During the fiscal year ended [____], the Investment Committee held [____] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

The Board has concluded that Mr. Steinberg is qualified to serve as Trustee of the Fund because of the experience he has gained as President, Chief Executive Officer, and director of WisdomTree and the Adviser, his knowledge of and experience in the financial services industry, and the experience he has gained serving as President and Trustee of the Trust since 2005.

The Board has concluded that Mr. Chrencik is qualified to serve as Trustee of the Fund because of the experience he gained as an audit partner of a major public accounting firm as well as his experience in and knowledge of the financial services industry, including his service as the chief financial officer of a hedge fund and his prior service as a board member of several other investment funds, and the experience he has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Goff is qualified to serve as a Trustee of the Fund because of the experience he gained as an independent trustee of the RBC Funds Trust, Senior Vice President and Funds Treasurer with TIAA, and senior audit manager in a major public accounting firm, as well as his experience in and knowledge of mutual fund administration and the financial services industry more generally.

The Board has concluded that Mr. Goldberg is qualified to serve as Trustee of the Fund because of the experience he has gained as a member of the staff of the SEC, including his service as Director of the SEC’s Division of Investment Management, his experience as legal counsel for many mutual funds, ETFs, investment advisers, and independent directors as well as the experience he has gained serving as an Independent Trustee of the Trust since 2012.

20

The Board has concluded that Ms. Massaro is qualified to serve as Trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Independent Trustee of the Trust since 2006.

The Board has concluded that Ms. Raso Kirstein is qualified to serve as Trustee of the Fund because of her experience in and knowledge of the financial services industry, including her service as a vice president, senior portfolio manager of fixed income management and director of tax-exempt fund research of an investment advisory firm, as well as the experience she has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Ugolyn is qualified to serve as Trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his experience as a member of the Board of Directors of The New York Society of Security Analysts, Inc., his service as chairman for another mutual fund family, and the experience he has gained serving as an Independent Trustee and Chairman of the Board of the Trust since 2006.

Fund Shares Owned by Board Members. The table below shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Fund.

Trustee	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Interested Trustee
Jonathan L. Steinberg	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Independent Trustees
David G. Chrencik	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Phillip Goff	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Joel H. Goldberg	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Toni M. Massaro	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Melinda A. Raso Kirstein	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]
Victor Ugolyn	WisdomTree U.S. Core Defined Outcome Fund	None	$[____]

_________________

*	Values are based on Trustee ownership as of [____].

21

Board Compensation. The table below sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended [____].

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex*
Interested Trustee
Jonathan L. Steinberg	$0	None	None	$0
Independent Trustees
David G. Chrencik	$[____]	None	None	$[____]
Phillip Goff	$[____]	None	None	$[____]
Joel H. Goldberg	$[____]	None	None	$[____]
Toni M. Massaro	$[____]	None	None	$[____]
Melinda A. Raso Kirstein	$[____]	None	None	$[____]
Victor Ugolyn	$[____]	None	None	$[____]

_________________

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities. Because the Fund is new, the Fund has not received information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”).

Certain officers, employees, accounts, or affiliates of WisdomTree Asset Management (such as WisdomTree, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119), including other funds advised by WisdomTree Asset Management or third parties, may from time to time own a substantial amount of the Fund’s shares, including as an initial or seed investor. Such positions may be held for a limited period of time, including to facilitate commencement of the Fund, to facilitate the Fund’s achieving size or scale or in seeking to track model portfolios of ETFs developed and maintained by the Adviser. Such shareholders, individually and/or collectively, could at times be considered to control the Fund (i.e., own greater than 25% of the Fund’s shares) and may purchase or sell shares, including large blocks of shares, at any given time. There can be no assurance that any such entity or person would not redeem or sell its investment, that the size of the Fund would be maintained at such levels, or that the Fund would continue to meet applicable listing requirements, which could negatively impact the Fund and its shares. In addition, such transactions may account for a large percentage of secondary market trading volume and may, therefore, not be sustainable and/or may have a material upward or downward effect on the market price of the shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, WisdomTree Asset Management is responsible for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund and is responsible for the day-to-day management of the Fund’s portfolio, including making investment decisions and placing orders for the purchase and sale of the Fund’s portfolio securities. In addition, the Adviser arranges for, and oversees, transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Fund to operate. The Adviser furnishes to the Trust all office facilities, equipment, services, and executive and administrative personnel necessary for managing the investment program of the Trust for the Fund, including:

■	Overseeing the Trust’s insurance program;
■	Overseeing and coordinating all governance matters for the Trust;
■	Coordinating meetings of the Board;

22

■	Devoting time and resources to maintaining an efficient market for the Fund’s shares;
■	Coordinating with outside counsel on all Trust related legal matters;
■	Coordinating the preparation of the Trust’s financial statements;
■	Coordinating all regulatory filings and shareholder reporting;
■	Overseeing the Fund’s tax status and tax filings;
■	Maintaining and updating a website for certain required disclosures; and
■	Providing shareholders with additional information about the Fund.

For its services, the Fund pays WisdomTree Asset Management a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee
WisdomTree U.S. Core Defined Outcome Fund	[____]%

Pursuant to the terms of the Investment Advisory Agreement, WisdomTree Asset Management has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies, or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies, or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer, and withholding taxes); and (ix) the management fee payable by the Fund to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WisdomTree Asset Management.

Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund and is liable and responsible for, and administers payments to, the CCO, the Independent Trustees, and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The Fund is new and, therefore, did not pay any management fees for the fiscal year ended [____].

The Adviser, from its own resources, including profits from management fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

23

The Investment Advisory Agreement, with respect to the Fund, is terminable without any penalty, by vote of the Board, including a majority of the Independent Trustees of the Trust, or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers. The Adviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

The Fund is managed by the Adviser’s [____] portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are [____]. As of [____], the portfolio managers were primarily responsible for the day-to-day management of the following accounts, none of which have a performance-based fee:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
[____]	[____]	[____]	[____]	[____]	[____]	[____]
[____]	[____]	[____]	[____]	[____]	[____]	[____]

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

Portfolio Manager Compensation. [__]

Description of Material Conflicts of Interest

[___]

Codes of Ethics. The Trust and the Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund. Each Code of Ethics is on public file with, and is available from, the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Administrator, Custodian and Transfer Agent. BNY serves as administrator, custodian, and transfer agent for the Fund. BNY’s principal address is 240 Greenwich Street, New York, New York 10286. Pursuant to the Fund Administration and Accounting Agreement between the Trust and BNY, BNY provides certain administrative, valuation, tax, financial reporting, and other related services for the maintenance and operations of the Trust and the Fund. Pursuant to the Custody Agreement between the Trust and BNY, BNY serves as the primary custodian for the Fund’s assets, including assets held outside the United States, and provides certain other fund accounting and related services. BNY is required, upon the instruction of the Fund, to deliver securities held by BNY and to make payments for securities purchased by the Fund. Pursuant to a Foreign Custody Manager Agreement, BNY is authorized to appoint certain foreign custodians and foreign custody managers for Fund investments held outside the United States.

Pursuant to the Transfer Agency and Service Agreement with the Trust, BNY serves as transfer agent for the authorized and issued shares of beneficial interest for the Fund, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as Distributor for the Trust and its principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund.

24

Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree, WisdomTree Asset Management, or any stock exchange.

The Distributor may also enter into agreements with securities dealers who will solicit purchases of Creation Unit Aggregations of shares. Such securities dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

The Distribution Agreement, with respect to the Fund, continues from year to year provided such continuance is approved annually (i) by vote of the Board or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees in accordance with the requirements of the 1940 Act. The Distribution Agreement may be terminated at any time, without penalty, as to the Fund, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Distributor, on at least sixty (60) days prior notice. The Distribution Agreement will terminate automatically without the payment of any penalty in the event of its “assignment” (as defined in the 1940 Act).

Counsel. Dechert LLP, with offices located at 1095 6th Ave, New York, NY 10036, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [____], with offices located at [____], serves as the independent registered public accounting firm to the Trust.

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay or otherwise assist certain broker-dealers, registered investment advisers, banks, and other financial intermediaries and platforms (“Intermediaries”) for certain activities and/or services related to the Fund, other WisdomTree Funds and/or model portfolios that include WisdomTree Funds, including for making WisdomTree Funds available such as without a commission or transaction fee (or to otherwise offset such commissions or fees), for participation in activities that are designed to make Intermediaries and investors more knowledgeable about exchange-traded products, including the Fund, for other activities, such as marketing and educational training or support (such as through conferences, webinars, and printed communications), for data, for platform development and/or access, for technology support, for co-marketing and cross-promotional efforts, or to otherwise facilitate education, relationships and/or investment. Payments made pursuant to such arrangements are expected to vary in any year, can be different for different Intermediaries and third parties, and can be subject to certain minimum payment levels. Any such payments or other consideration are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares. Information regarding certain Intermediaries receiving such payments can be found by visiting www.wisdomtree.com/us.

WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professionals if he or she receives similar payments from his or her Intermediary firm.

25

WisdomTree Asset Management or its affiliates intend to engage with, and make payments to, other Intermediaries and third parties in the future. Please contact your adviser, broker, other investment professional, or other type of Intermediary and ask whether they have any such arrangements with WisdomTree Asset Management or its affiliates and/or to receive more information regarding any payments such firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

[_____]

Brokerage Commissions

The Fund is new and, therefore, did not pay any brokerage commissions for the fiscal year ended [____].

Affiliated Brokers

The Fund is new and, therefore, did not pay any commissions to any affiliated brokers for the fiscal year ended [____].

Regular Broker-Dealers

The Fund is new and, therefore, did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended [____].

Portfolio Turnover

The portfolio turnover rate for the Fund (when available) is disclosed in the Fund’s Prospectus. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from the Fund to be taxed as ordinary income which may limit the tax efficiency of the Fund. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and, therefore, did not have a portfolio turnover rate for the fiscal year ended [____].

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series or “funds.” The Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription, or conversion rights, and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds within the Trust vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular fund differently from other Funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

26

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the Exchange Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit, and short-sale provisions of Section 16 of the Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a super-majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as securities depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. The foregoing processes may be conducted by the Trust via a third party.

27

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a portfolio of equity securities (the “Deposit Securities”) and/or an amount of cash denominated in U.S. dollars or non-U.S. currency (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Fund or the Adviser may permit or require the submission of a basket of securities and other instruments, or cash denominated in U.S. dollars that differs from the composition of the published basket(s). The Fund or the Adviser may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. The Fund or the Adviser reserve the right to permit or require the substitution of an amount of cash denominated in U.S. dollars or non-U.S. currency (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust or the Adviser reserve the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The portion of the Cash Component that does not serve to replace a Deposit Security is sometimes also referred to as the “Balancing Amount.” The Balancing Amount is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Balancing Amount is a positive number, the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number, the Authorized Participant will receive the Balancing Amount. The Balancing Amount does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

28

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security and/or applicable Cash Component that may be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described herein, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next or otherwise announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes from time to time based on various factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a (i) “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) DTC Participant. In each case, such entity also must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor by the designated closing time, which is no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern Time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, online portal, or other transmission method acceptable to BNY and the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach BNY and the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. or non-U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or the Adviser, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

29

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or BNY to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the “Settlement Date.” The Settlement Date is typically the first Business Day following the Transmittal Date. The Fund reserves the right to settle transactions on a basis other than “T” plus one Business Day (i.e., days on which the NYSE is open) (“T+1”). In certain cases, Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or the Adviser, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or Adviser, which the Trust or Adviser may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, the Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern Time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount generally between 102%-110%, as directed by the Trust or the Adviser, which the Trust or the Adviser may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities. The Trust also requires delivery of Deposit Securities and/or an Additional Cash Deposit prior to settlement date by the Authorized Participant in relation to certain international markets.

30

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. In no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit.

Cash Purchases. When, in the sole discretion of the Trust or the Adviser, cash purchases of Creation Unit Aggregations of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the right to reject an order for Creation Unit Aggregations in respect of the Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit Aggregation would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor, and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Unit Aggregations. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Custodian, the Transfer Agent, the Adviser, the Distributor, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and similar extraordinary events. The Distributor shall communicate to the Authorized Participant its rejection of the order. The Trust, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Unit Aggregations. Given the importance of the ongoing issuance of Creation Unit Aggregations to maintaining a market price that is at or close to the underlying NAV of the Fund, the Trust does not intend to suspend acceptance of orders for Creation Unit Aggregations.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

31

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” or “CU Fee” on Authorized Participants purchasing or redeeming Creation Unit Aggregations. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Unit Aggregations. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for the Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to the Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for the Fund, may be charged in cases where the Fund permits cash or cash in lieu of Deposit Securities. Authorized Participants purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will Authorized Participants doing so through the NSCC process. Also, Authorized Participants who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by the Fund. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent the Fund does not recoup the amount of transaction costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those transaction costs will be borne by the Fund and may negatively affect the Fund’s performance.

The table below sets forth the standard and maximum creation and redemption Transaction Fees for the Fund. These fees may be changed by the Trust.

Fund Ticker	Fund Name	CU Fee*	Maximum CU Fee*
[____]	WisdomTree U.S. Core Defined Outcome Fund	$[____]	$[____]

_________________

*	The Fund may charge, either in lieu of or in addition to the Transaction Fees, in the sole discretion of the Trust or as determined by the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction, up to any applicable legal limits. The Adviser may pay out of its own resources and not out of Fund assets, such Transaction Fees or variable fees from time to time in its sole discretion. Any such fees and/or payments by the Adviser may impact bid/ask spreads.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of the Fund generally consists of (i) a portfolio of securities (the “Fund Securities”) and/or (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the first NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than instructed, which is typically one day after Transmittal Date (presuming T+1 settlement); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within one Business Day and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of the Fund is not delivered as described above or an Additional Cash Deposit is not made, as applicable, in the sole discretion of the Trust or the Adviser, in no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

32

The current procedures for collateralization of missing shares require, among other things, that any Additional Cash Deposit shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY and marked-to-market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the Additional Cash Deposit shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust.

The Fund or the Adviser may also, in their sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Fund is closed or that are otherwise not Business Days for the Fund, stockholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange for the Fund, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, securities, or other instruments. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant also will be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

33

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable market closings due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS AND OTHER SETTLEMENT MATTERS

The Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+1. The Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+1 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of security delivery practices and/or dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within one Business Day of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. New or special holidays, treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices (including lengthening settlement cycles, which may also occur in connection with a security sale and its settlement, with limitations or delays in the settlement itself, and/or the convertibility or repatriation of the local proceeds associated therewith), could impede the Fund’s ability to satisfy redemption requests in a timely manner. In addition, other unforeseeable closings or changes in a foreign market due to emergencies may also prevent the Trust from delivering redemption proceeds within the normal settlement period or in a timely manner.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some securities, in certain circumstances.

TAXES [To be updated by amendment]

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations promulgated thereunder (“Treasury Regulations”), and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (the “90% Test”);

34

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships (the “Asset Test”); and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% Test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% Test applicable to RICs, above) will be treated as qualifying income. To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income for U.S. federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends paid deduction) and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at the regular 21% corporate rate. If the Fund retains any net capital gain, that gain will be subject to tax at the 21% corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

35

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely.  If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November, or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of net short-term capital gains are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

36

The investment strategies of the Fund may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends received deduction, generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends received deduction by the Fund. In order to qualify for the dividends received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares. The investment strategies of the Fund may significantly limit their ability to distribute dividends eligible for the dividends received deduction for corporations.

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the net investment income tax applicable to certain individuals, estates and trusts.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

The Fund’s use of box spreads (if any) may cause some or all of the Fund’s gain from such transactions that would otherwise qualify for long-term capital gain treatment be recharacterized under the “conversion transaction” rules as ordinary income, which would result in the Fund distributing a greater portion of its income as ordinary dividends rather than capital gain distributions and therefore affecting shareholders’ tax consequences on their respective investment in the Fund.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares, will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

37

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. For tax purposes, an exchange of a shareholder’s Fund shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and the shares are held as a capital asset. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she, or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Federal Tax Treatment of Certain Fund Investments. Transactions by the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements and straddles may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale, and short-sale rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing, or character of the income distributed to shareholders by the Fund and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

Certain derivative investments by the Fund, such as exchange-traded products and OTC derivatives, may not produce qualifying income for purposes of the 90% Test described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Asset Test described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund's determination under the Asset Test with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which the Fund invests are not securities.

The Fund is required, for U.S. federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options under Code Section 1256 (“Section 1256 Contracts”) in addition to the gains and losses actually realized with respect to such contracts during the year. Gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if (i) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), or (ii) the Fund invests in certain kinds of properties such as real estate mortgage investment conduit or taxable mortgage pool. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018, are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

38

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders may also fall into certain exempt, excepted, or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard. A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Unit Aggregations. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Unit Aggregations generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Unit Aggregations at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Unit Aggregations. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Unit Aggregations may be treated as ordinary income or loss. A person who redeems Creation Unit Aggregations will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit Aggregations and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Unit Aggregations. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Unit Aggregations may not be currently deducted, under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Unit Aggregations in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Unit Aggregations have been held for more than one year.

39

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Unit Aggregations and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Unit Aggregations should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Section 351. The Trust, on behalf of the Fund, has the right to reject an order for Creation Unit Aggregations if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Unit Aggregations to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Unit Aggregations so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Unit Aggregations.

Certain Reporting Treasury Regulations. Under Treasury Regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting Treasury Regulations. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these Treasury Regulations in light of their individual circumstances.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effect of state, local, and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

The Fund’s assets are comprised of its portfolio securities and other investments and other assets, including cash and net investment income and realized and unrealized capital gains that have previously been earned but not yet distributed. As a result, when a shareholder purchases shares of the Fund, part of the NAV is often comprised of such income and gains prior to the purchase, which are included in the purchase price paid by the shareholder. Further, any payment of an income dividend or distribution of capital gains will result in a decrease in the Fund’s NAV in the amount of the payment of the income dividend or capital gains distribution (i.e., the NAV as of the ex-dividend date, which is the first date following the declaration of a dividend and/or distribution on which the purchaser of shares is not entitled to receive the payment, excludes the amount of the dividend and/or distribution to be paid).

40

In calculating its NAV, the Fund generally values: (i) equity securities (including common stocks and preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; (iii) fixed-income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers; (iv) money market funds at their NAV per share, and (v) derivatives investments at fair value using a variety of information (e.g., futures contracts are generally fair valued based on the settlement price). U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser (the “Procedures”), the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established the Procedures for its fair valuation of the Fund’s portfolio investments. The Procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. As the Valuation Designee, the Adviser is responsible for the establishment and application, in a consistent manner, of appropriate methodologies for determining the fair value of investments, periodically reviewing the selected methodologies used for continuing appropriateness and accuracy, and making any changes or adjustments to the methodologies as appropriate.

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Fund holdings that may be valued using fair value pricing may include, but are not limited to, foreign securities due to the time difference between the close of the relevant foreign exchanges and the NAV Calculation Time, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, securities affected by “significant events” and derivatives. An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, may also cause securities to be “fair valued.”

The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. In addition, particularly for the Fund’s foreign securities or asset holdings, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues, and/or errors by pricing services or other third-party service providers.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than the NAV of the Fund’s shares. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Unit Aggregations. Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads is available on the Fund’s website at www.wisdomtree.com/us.

41

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, on a/an [___] basis. Nonetheless, the Fund might not make a dividend payment [___].

The Fund intends to distribute its net realized capital gains, if any, to investors annually. On occasion, the Fund may be required or determine to make one or more supplemental distributions of its net realized capital gains during the year. Distributions in cash may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights, appearing in the Fund’s Financial Statements and Other Information on Form N-CSR for the fiscal period ending [____], to be filed electronically with the SEC, will be incorporated by reference and made part of this SAI when available after the Fund has completed a fiscal period of operations. You may request a copy of the Trust’s annual and semi-annual reports to shareholders and the Fund’s Financial Statements and Other Information at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/us.

WIS-SAI-0926

42

PART C – OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of WisdomTree Trust (the “Trust” or the “Registrant”), as filed with the Secretary of State of the State of Delaware on December 15, 2005, is incorporated herein by reference to Exhibit (a)(2) to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 13, 2006.

(a)(2)	Certificate of Amendment to Certificate of Trust, dated June 16, 2022, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 918 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 26, 2024.

(a)(3)	Trust Instrument of the Registrant, dated December 15, 2005 (the “Trust Instrument”), is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 13, 2006.

(a)(4)	Revised Schedule A Series of Trust, dated June 30, 2026, to the Trust Instrument is incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(a)(5)

Revised Schedule A Series of the Trust Instrument, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(b)	Registrant’s By-Laws, as amended June 16, 2016 (the “By-Laws”), are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 563 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 28, 2016.

(c)	Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument, filed as Exhibit (a)(2) to the Registrant’s registration statement on Form N-1A, as filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 563 to the Registrant’s registration statement on Form N-1A, as filed with the SEC on July 28, 2016.

(d)(1)	Investment Advisory Agreement, dated November 20, 2012, between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 142 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 28, 2012.

(d)(2)	Schedule A, dated as of October 22, 2025, to the Investment Advisory Agreement, dated November 20, 2012, between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 963 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 21, 2025.

(d)(3)	Investment Advisory Agreement, dated March 26, 2013, between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 198 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 29, 2013.

1

(d)(4)	Amended Schedule A, dated as of June 30, 2026, to the Investment Advisory Agreement, dated March 26, 2013, between the Registrant and WisdomTree Asset Management, Inc., is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(d)(5)

Amended Schedule A to the Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(d)(6)	Investment Advisory Agreement, dated February 19, 2008, between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 14 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on April 4, 2008.

(d)(7)	Advisory Fee Waiver Agreement, dated December 1, 2023, between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 905 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on January 17, 2024.

(d)(8)	Amended and Restated Management Fee Waiver Agreement, dated July 11, 2024 and amended and restated as of December 31, 2025, by and between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 977 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on January 12, 2026.

(d)(9)	Advisory Fee Waiver Agreement, dated March 11, 2025, between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 926 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 17, 2025.

(d)(10)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2013, between WisdomTree Asset Management, Inc. and Mellon Investments Corporation (the “Mellon Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 144 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on January 11, 2013.

(d)(11)	Appendices A, B-1, B-2, B-3, and B-4 dated June 30, 2026, to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and Mellon Investments Corporation, is incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(d)(12)	Investment Sub-Advisory Agreement, dated April 4, 2016, between WisdomTree Asset Management, Inc. and Voya Investment Management Co., LLC (the “Voya Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 541 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on April 14, 2016.

(d)(13)	Appendix A, dated as of January 25, 2023, to the Voya Sub-Advisory Agreement is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 889 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on January 25, 2023.

2

(d)(14)	Sub-Advisory Agreement, dated September 1, 2021, between WisdomTree Asset Management, Inc. and Newton Investment Management North America, LLC (the “Newton Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 808 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on September 10, 2021.

(d)(15)	Appendix A, effective as of December 16, 2025, to the Newton Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 969 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 17, 2025.

(d)(16)	Sub-Advisory Agreement, dated March 11, 2025, between WisdomTree Asset Management, Inc. and Insight North America LLC is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 926 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 17, 2025.

(d)(17)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and [Sub-Adviser], relating to the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, to be filed by amendment.

(d)(18)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and [Sub-Adviser], relating to the WisdomTree Global Alpha Fund, to be filed by amendment.

(d)(19)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and [Sub-Adviser], relating to the WisdomTree Efficient Copper Plus Copper Miners Fund, to be filed by amendment.

(d)(20)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and [Sub-Adviser], relating to the WisdomTree AI Infrastructure Fund, to be filed by amendment.

(e)(1)	ETF Distribution Agreement, dated May 31, 2017, between the Registrant and Foreside Fund Services, LLC (the “Initial Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 634 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 27, 2018.

(e)(2)	Novated Distribution Agreement, dated September 30, 2021, between the Registrant and Foreside Fund Services, LLC (the “Novated Distribution Agreement” and together with the Initial Distribution Agreement, the “Amended Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 842 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on January 14, 2022.

(e)(3)

Revised Exhibit A, dated June 30, 2026, to the Amended Distribution Agreement, is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(e)(4)

Revised Exhibit A to the Amended Distribution Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(e)(5)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 939 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on May 30, 2025.

(f)	Not applicable.

3

(g)(1)	Custody Agreement, dated September 26, 2024, by and between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 918 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 26, 2024.

(g)(2)	Ninth Amendment, dated May 20, 2026, to the Custody Agreement, is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(g)(3)

Amendment to the Custody Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(g)(4)

Foreign Custody Manager Agreement, dated September 26, 2024, by and between the Registrant and The Bank of New York Mellon (the “Foreign Custody Manager Agreement”) is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 962 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 7, 2025.

(g)(5)	Ninth Amendment, dated May 20, 2026, to the Foreign Custody Manager Agreement, is incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(g)(6)

Amendment to the Foreign Custody Manager Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(g)(7)	Letter Agreement regarding custody of Russian securities, dated January 13, 2025, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 926 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 17, 2025.

(h)(1)	Fund Administration and Accounting Agreement, dated September 26, 2024, by and between the Registrant and The Bank of New York Mellon (the “Fund Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 918 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 26, 2024.

(h)(2)

Ninth Amendment, dated May 20, 2026, to the Fund Administration and Accounting Agreement, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(h)(3)

Amendment to the Fund Administration and Accounting Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

4

(h)(4)	Transfer Agency and Service Agreement, dated September 26, 2024, by and between the Registrant and The Bank of New York Mellon (the “Transfer Agency and Service Agreement”) is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 918 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 26, 2024.

(h)(5)	Ninth Amendment, dated May 20, 2026, to the Transfer Agency and Service Agreement, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(h)(6)	Amendment to the Transfer Agency and Service Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(h)(7)	License Agreement, dated March 21, 2006, between the Registrant and WisdomTree, Inc. (the “License Agreement”) is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on September 29, 2006.

(h)(8)	Exhibit A, effective as of July 27, 2026, to the License Agreement, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 999 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 29, 2026.

(h)(9)	Securities Lending Authorization Agreement, dated October 17, 2024, between the Registrant and The Bank of New York Mellon (the “Securities Lending Authorization Agreement”) is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 963 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 21, 2025.

(h)(10)

Amendment, Exhibit A and Schedule I-A, dated May 13, 2025, to the Securities Lending Authorization Agreement is incorporated herein by reference to Exhibit (h)(11) to Post-Effective Amendment No. 962 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 7, 2025.

(h)(11)

Amendment to Taiwan Addendum to Securities Lending Authorization Agreement, effective as of October 28, 2025, is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 968 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 10, 2025.

(h)(12)	Amendment, dated November 14, 2025, to the Securities Lending Authorization Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 968 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 10, 2025.

(h)(13)	Amendment Exhibit A and revised Attachment I, dated August 5, 2026, to the Securities Lending Authorization Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 1000 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on August 13, 2026.

(h)(14)	Amendment and revised Attachment to the Securities Lending Authorization Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

5

(h)(15)	Chief Compliance Officer Services Agreement, dated October 1, 2009, between the Registrant and WisdomTree Asset Management, Inc. (the “CCO Services Agreement”) is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 27 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 15, 2009.

(h)(16)

Revised Exhibit C, amended as of June 30, 2026, to the CCO Services Agreement, is incorporated by reference to Exhibit (h)(21) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(h)(17)

Revised Exhibit C to the CCO Services Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(h)(18)

Fund Services Agreement, dated June 15, 2009, by and between the Registrant and WisdomTree Asset Management, Inc. (the “Fund Services Agreement”) is incorporated herein by reference to Exhibit (h)(11) to Post-Effective Amendment No. 131 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on September 10, 2012.

(h)(19)

Revised Exhibit A, dated as of June 30, 2026, to the Fund Services Agreement, is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(h)(20)

Revised Exhibit A to the Fund Services Agreement, reflecting the addition of the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, WisdomTree Global Alpha Fund, WisdomTree Efficient Copper Plus Copper Miners Fund, WisdomTree U.S. Core Defined Outcome Fund, WisdomTree Unconstrained Defined Outcome Fund, WisdomTree Structured Gold Fund and WisdomTree AI Infrastructure Fund, to be filed by amendment.

(h)(21)

WisdomTree Index Methodology (U.S. High Yield Corporate Bond Index Family: WisdomTree U.S. High Yield Corporate Bond Index, WisdomTree U.S. Short-term High Yield Corporate Bond Index, and WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index), last updated June 26, 2026, is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(h)(22)	WisdomTree Rules-Based Methodology (U.S. Quality Corporate Bond Index Family: WisdomTree U.S. Quality Corporate Bond Index, WisdomTree U.S. Quality BBB Corporate Bond Index, WisdomTree U.S. Short-term Quality Corporate Bond Index, and WisdomTree U.S. Short-term Quality BBB Corporate Bond Index), last updated November 18, 2024, is incorporated herein by reference to Exhibit (h)(18) to Post-Effective Amendment No. 918 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 26, 2024.

(h)(23)

WisdomTree Rules-Based Methodology (WisdomTree U.S. Dividend Indexes, WisdomTree Core Equity Indexes, WisdomTree U.S. Multifactor Index, WisdomTree International Dividend Indexes, WisdomTree Emerging Markets Dividend Indexes, WisdomTree Ex-State-Owned Enterprises Indexes, WisdomTree India Indexes, WisdomTree Global Dividend Indexes, WisdomTree Global Ex-U.S. Quality Index, WisdomTree Cybersecurity Index, WisdomTree BioRevolution Index, WisdomTree Artificial Intelligence & Innovation Index, WisdomTree Battery Value Chain and Innovation Index, WisdomTree Quality Growth Indexes, WisdomTree New Economy Real Estate Index, WisdomTree Opportunities Indexes, WisdomTree Defense Indexes, WisdomTree Quantum Computing Index, WisdomTree International LargeCap Index, WisdomTree Adaptive Moving Average Indexes and Physical AI, Humanoids and Drones Indexes), last updated May 2026, is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

6

(h)(24)	Form of Fund of Funds Investment Agreement (Acquired Funds) is incorporated herein by reference to Exhibit (h)(21) to Post-Effective Amendment No. 837 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 23, 2021

(h)(25)	Form of Fund of Funds Investment Agreement (Acquiring Funds) is incorporated herein by reference to Exhibit (h)(21) to Post-Effective Amendment No. 900 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 14, 2023.

(i)(1)	Opinion and consent of counsel, Dechert LLP relating to the WisdomTree U.S. Equity and International Equity Funds, is incorporated herein by reference to Exhibit (i)(1) to Post-Effective Amendment No. 999 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 29, 2026.

(i)(2)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Equity, Fixed Income, Capital Efficient, Megatrend, and Emerging Markets Equity Funds, is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 965 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 28, 2025.

(i)(3)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Currency Strategy, Fixed Income, Municipal Bond, Alternative, and Capital Efficient Funds, is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 974 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 29, 2025.

(i)(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Quantum Computing Fund, is incorporated herein by reference to Exhibit (i)(11) to Post-Effective Amendment No. 962 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 7, 2025.

(i)(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient TIPS Plus Gold Fund, is incorporated herein by reference to Exhibit (i)(12) to Post-Effective Amendment No. 968 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 10, 2025.

(i)(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient Long/Short U.S. Equity Fund, is incorporated herein by reference to Exhibit (i)(13) to Post-Effective Amendment No. 969 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on December 17, 2025.

(i)(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient U.S. Plus International Equity Fund, is incorporated herein by reference to Exhibit (i)(11) to Post-Effective Amendment No. 982 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 6, 2026.

(i)(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Adaptive Moving Average Fund, is incorporated herein by reference to Exhibit (i)(12) to Post-Effective Amendment No. 983 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 6, 2026.

(i)(9)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Adaptive Moving Average Fund, is incorporated herein by reference to Exhibit (i)(13) to Post-Effective Amendment No. 984 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 6, 2026.

7

(i)(10)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund is incorporated herein by reference to Exhibit (i)(14) to Post-Effective Amendment No. 989 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on April 6, 2026.

(i)(11)

Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Physical AI, Humanoids, and Drones Fund, is incorporated herein by reference to Exhibit (i)(17) to Post-Effective Amendment No. 992 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on April 24, 2026.

(i)(12)

Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Space Economy Fund, is incorporated herein by reference to Exhibit (i)(15) to Post-Effective Amendment No. 996 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 1, 2026.

(i)(13)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, to be filed by amendment.

(i)(14)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Global Alpha Fund, to be filed by amendment.

(i)(15)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Efficient Copper Plus Copper Miners Fund, to be filed by amendment.

(i)(16)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree U.S. Core Defined Outcome Fund, to be filed by amendment.

(i)(17)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Unconstrained Defined Outcome Fund, to be filed by amendment.

(i)(18)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree Structured Gold Fund, to be filed by amendment.

(i)(19)	Opinion and consent of counsel, Dechert LLP, relating to the WisdomTree AI Infrastructure Fund, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on June 9, 2006.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

8

(p)(1)	Code of Ethics of the Registrant, dated September 15, 2009, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 27 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on October 15, 2009.

(p)(2)	Code of Ethics of WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 913 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on July 30, 2024.

(p)(3)	Personal Trading Policy and Code of Conduct of Mellon Investments Corporation is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 926 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 17, 2025.

(p)(4)	Code of Ethics of Voya Investment Management Co., LLC, amended January 1, 2015, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 541 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on April 14, 2016.

(p)(5)	Code of Ethics of Newton Investment Management North America, LLC is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 808 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on September 10, 2021.

(p)(6)

Code of Conduct of Insight North America LLC, dated February 2025, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 926 to the Registrant’s registration statement on Form N-1A (File Nos. 333-132380 and 811-21864), as filed with the SEC on March 17, 2025.

(p)(7)	Code of Ethics of [Sub-Adviser] to the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund, to be filed by amendment.

(p)(8)	Code of Ethics of [Sub-Adviser] to the WisdomTree Global Alpha Fund, to be filed by amendment.

(p)(9)	Code of Ethics of [Sub-Adviser] to the WisdomTree Efficient Copper Plus Copper Miners Fund, to be filed by amendment.

(p)(10)	Code of Ethics of [Sub-Adviser] to the WisdomTree AI Infrastructure Fund, to be filed by amendment.

(q)(1)	Power of Attorney, dated September 10, 2026, for David Castano, David Chrencik, Phillip Goff, Joel Goldberg, Melinda Raso Kirstein, Toni Massaro, Jonathan Steinberg, and Victor Ugolyn, is filed herewith.

(q)(2)	Secretary’s Certificate related to certain signatory authority, dated September 10, 2026, is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

As of the date of this registration statement, the WisdomTree Managed Futures Strategy Fund owns 100% of the WisdomTree Managed Futures Portfolio I. The WisdomTree Managed Futures Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Managed Futures Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Managed Futures Strategy Fund.

As of the date of this registration statement, the WisdomTree India Earnings Fund owns 100% of the WisdomTree India Investment Portfolio, Inc. The WisdomTree India Investment Portfolio, Inc. is an exempted company organized under the laws of the Republic of Mauritius. The WisdomTree India Investment Portfolio, Inc.’s financial information is reported on a consolidated basis with that of the WisdomTree India Earnings Fund.

9

As of the date of this registration statement, the WisdomTree Enhanced Commodity Strategy Fund owns 100% of the WisdomTree Enhanced Commodity Strategy Portfolio I. The WisdomTree Enhanced Commodity Strategy Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Enhanced Commodity Strategy Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Enhanced Commodity Strategy Fund.

As of the date of this registration statement, the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund owns 100% of the WisdomTree Efficient Plus Gold Miners Strategy Portfolio I. The WisdomTree Efficient Plus Gold Miners Strategy Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Efficient Plus Gold Miners Strategy Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund.

As of the date of this registration statement, the WisdomTree Efficient Gold Plus Equity Strategy Fund owns 100% of the WisdomTree Efficient Gold Plus Equity Strategy Portfolio I. The WisdomTree Efficient Gold Plus Equity Strategy Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Efficient Gold Plus Equity Strategy Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Efficient Gold Plus Equity Strategy Fund.

As of the date of this registration statement, the WisdomTree Inflation Plus Fund owns 100% of the WisdomTree Inflation Plus Portfolio I. The WisdomTree Inflation Plus Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Inflation Plus Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Inflation Plus Fund.

As of the date of this registration statement, the WisdomTree Efficient TIPS Plus Gold Fund owns 100% of the WisdomTree Efficient TIPS Plus Gold Portfolio I. The WisdomTree Efficient TIPS Plus Gold Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Efficient TIPS Plus Gold Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Efficient TIPS Plus Gold Fund.

As of the date of this registration statement, the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund owns 100% of the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund Portfolio I. The WisdomTree Efficient Rare Earth Plus Strategic Metals Fund Portfolio I is an exempted company organized under Cayman Islands law. The WisdomTree Efficient Rare Earth Plus Strategic Metals Fund Portfolio I’s financial information is reported on a consolidated basis with that of the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund.

As of the date of this registration statement, the WisdomTree Efficient Copper Plus Copper Miners Fund owns 100% of the [____________]. The [____________] is an exempted company organized under Cayman Islands law. The [____________]’s financial information is reported on a consolidated basis with that of the WisdomTree Efficient Copper Plus Copper Miners Fund.

As of the date of this registration statement, the WisdomTree Unconstrained Defined Outcome Fund owns 100% of the [____________]. The [____________] is an exempted company organized under Cayman Islands law. The [____________]’s financial information is reported on a consolidated basis with that of the WisdomTree Unconstrained Defined Outcome Fund.

As of the date of this registration statement, the WisdomTree Structured Gold Fund owns 100% of the [____________]. The [____________] is an exempted company organized under Cayman Islands law. The [____________]’s financial information is reported on a consolidated basis with that of the WisdomTree Structured Gold Fund.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(2) to this registration statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. Limitation of Liability.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

10

Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who has been adjudicated by a court or body before which the proceeding was brought:

(A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or

(B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

11

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this registration statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 250 West 34th Street, 3rd Floor, New York, New York 10119, a wholly-owned subsidiary of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.), is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this registration statement are incorporated herein by reference.

Each of the directors and officers of WTAM also will generally have substantial responsibilities (as noted below) as directors and/or officers of WisdomTree, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119. To the knowledge of the Registrant, except as set forth below or otherwise disclosed in the Prospectus or Statement of Additional Information as noted above, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

12

Name	Position with WTAM	Principal Business(es) During Last Two Fiscal Years
Jonathan Steinberg	Chief Executive Officer and Director	Dual officer/director of WisdomTree, Inc.

Peter M. Ziemba	Senior Advisor to the Chief Executive Officer, Chief Administrative Officer, and Director	Dual officer of WisdomTree, Inc.

Bryan Edmiston	Chief Financial Officer and Treasurer	Dual officer of WisdomTree, Inc.

Marci Frankenthaler	Chief Legal Officer and Secretary	Dual officer of WisdomTree, Inc.

Stuart Bell	Chief Operating Officer and Director	None

R. Jarrett Lilien	President	President and Chief Operating Officer of WisdomTree, Inc.

Jeremy Schwartz	Chief Investment Officer	None

Terry Feld	Head of Compliance and Chief Compliance Officer	None

Joanne Antico	General Counsel and Assistant Secretary	None
Olivia Lanagan	Assistant Secretary	None

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Currently, Insight North America LLC, Mellon Investments Corporation, Newton Investment Management North America, LLC, and Voya Investment Management Co., LLC serve as sub-advisers for each of the Trust’s series, as applicable. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Insight North America LLC

Name	Position Held with Insight North America LLC	Principal Business(es) During the Last Two Fiscal Years
Mark Stancombe	Global Chief Risk Officer, Insight	Insight North America LLC
David Leduc	CEO North America, Insight	Insight North America LLC
Vivek Nayar	Senior Managing Counsel, Insight	Insight North America LLC
Daniel Haff	Chief Compliance Officer, North America, Insight	Insight North America LLC
John Miller	Chief Business Officer, BNY Mellon Investment Management	BNY Mellon Investment Management
James Parsons	COO, North America, Insight	Insight North America LLC
Brendan Murphy	Head of Fixed Income, North America, Insight	Insight North America LLC
Michele Saraceni	Finance Director, Insight	Insight North America LLC
Raman Srivastava	CEO, Insight	Insight North America LLC

Mellon Investments Corporation

Name	Position Held with Mellon Investments Corporation	Principal Business(es) During the Last Two Fiscal Years

Stephanie Pierce	Chief Executive Officer	Dual Officer of The Bank of New York Mellon

Lori Najjar	Chief Compliance Officer	Dual Officer of The Bank of New York Mellon

Kimberly Mackenzie-Perman	Chief Financial Officer	The Bank of New York Mellon

John Tobin	Chief Investment Officer, Dreyfus	Dual Officer of The Bank of New York Mellon

Marlene Walker Smith	Chief Investment Officer, Mellon	Dual Officer of The Bank of New York Mellon

13

Newton Investment Management North America, LLC

Name	Position Held with Newton Investment Management North America, LLC	Principal Business(es) During the Last Two Fiscal Years
John Porter	Chief Executive Officer	Newton Investment Management North America LLC

Jaime Utano	Chief Compliance Officer	Newton Investment Management North America LLC

Parker Webb Wertz	Chief Financial Officer	BNY Investment Management

Voya Investment Management Co., LLC

Name	Position Held with Voya Investment Management Co., LLC	Principal Business(es) During the Last Two Fiscal Years*
Huey Paul Falgout	Managing Director — Head of IM Legal	Managing Director — Head of IM Legal

Michael Peters	Chief Operating Officer & Senior Managing Director	Chief Operating Officer & Senior Managing Director

Tiffani Potesta	Head of Distribution and Senior Managing Director	Chief Strategy Officer, at Schroder Investment Management North America

Eric Stein	Chief Investment Officer and Senior Managing Director	Chief Investment Officer, Fixed Income at Morgan Stanley

Micheline Faver	Chief Compliance Officer, Senior Vice President	Senior Vice President and Chief Compliance Officer of VIM and VAAM.

Amir Sahibzada	Chief Risk Officer and Managing Director	Chief Risk Officer of VIM and VAAM.

Markus Wolff	Chief Financial Officer and Managing Director	Chief Financial Officer and Managing Director

Matthew Toms	Chief Executive Officer and Senior Managing Director	Global Chief Investment Officer and Senior Managing Director

*	Voya Investment Management LLC (“VIM”), Voya Alternative Asset Management LLC (“VAAM”).

14

[Sub-Adviser to the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund] [Table below to be completed by amendment.]

Name	Position Held with [ ]	Principal Business(es) During the Last Two Fiscal Years

[Sub-Adviser to the WisdomTree Global Alpha Fund] [Table below to be completed by amendment.]

Name	Position Held with [ ]	Principal Business(es) During the Last Two Fiscal Years

[Sub-Adviser to the WisdomTree Efficient Copper Plus Copper Miners Fund] [Table below to be completed by amendment.]

Name	Position Held with [ ]	Principal Business(es) During the Last Two Fiscal Years

[Sub-Adviser to the WisdomTree AI Infrastructure Fund] [Table below to be completed by amendment.]

Name	Position Held with [ ]	Principal Business(es) During the Last Two Fiscal Years

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust

15.	AMG ETF Trust
16.	Amplify ETF Trust

15

17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
49.	Davis Fundamental ETF Trust
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Denali Structured Return Strategy Fund
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FIS Trust
68.	FlexShares Trust

69.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
70.	Forum Funds

16

71.	Forum Funds II
72.	Forum Real Estate Income Fund
73.	GMO ETF Trust
74.	GoldenTree Opportunistic Credit Fund
75.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
76.	Grayscale Funds Trust
77.	Guinness Atkinson Funds
78.	Harbor ETF Trust
79.	Harris Oakmark ETF Trust
80.	Hawaiian Tax-Free Trust
81.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
86.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
92.	John Hancock Exchange-Traded Fund Trust
93.	Kurv ETF Trust
94.	Lazard Active ETF Trust
95.	LDR High Income Realty Fund, Series of World Funds Trust
96.	Lone Peak Value Fund, Series of World Funds Trust
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Milliman Funds Trust
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund

123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust

17

125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
174.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
175.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
176.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan

177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

18

179.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
180.	Total Fund Solution
181.	Touchstone ETF Trust
182.	Trailmark Series Trust
183.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

19

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 250 West 34th Street, 3rd Floor, New York, New York 10119.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 250 West 34th Street, 3rd Floor, New York, New York 10119.

(c)	Insight North America LLC maintains all Records relating to its services as sub-adviser at 200 Park Avenue, 7th Floor, New York, New York 10166.

(d)	Mellon Investments Corporation maintains all Records relating to its services as sub-adviser at 500 Ross Street, Pittsburgh, PA 15258.

(e)	Newton Investment Management North America, LLC maintains all Records relating to its services as sub-adviser at 500 Ross Street, Pittsburgh, Pennsylvania 15258.

(f)	Voya Investment Management Co., LLC maintains all Records relating to its services as sub-adviser at 200 Park Avenue, New York, NY 10166.

(g)	[Sub-Adviser to the WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund] maintains all Records relating to its services as sub-adviser at [Address]. [To be completed by amendment.]

(h)	[Sub-Adviser to the WisdomTree Global Alpha Fund] maintains all Records relating to its services as sub-adviser at [Address]. [To be completed by amendment.]

(i)	[Sub-Adviser to the WisdomTree Efficient Copper Plus Copper Miners Fund] maintains all Records relating to its services as sub-adviser at [Address]. [To be completed by amendment.]

(j)	[Sub-Adviser to the WisdomTree AI Infrastructure Fund] maintains all Records relating to its services as sub-adviser at [Address]. [To be completed by amendment.]

(k)	Foreside Fund Services, LLC maintains all Records relating to its services as Distributor of the Registrant at 190 Middle Street, Suite 301, Portland, Maine 04101.

(l)	The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at 240 Greenwich Street, New York, New York 10286.

(m)	State Street Bank and Trust Company maintains all Records relating to its services as custodian to certain series of the Registrant at 1200 Crown Colony Drive, Quincy, Massachusetts 02189.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1003 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 23rd day of September 2026.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1003 to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	September 23, 2026
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	September 23, 2026
David Castano

/s/ David Chrencik*	Trustee	September 23, 2026
David Chrencik

/s/ Phillip Goff*	Trustee	September 23, 2026
Phillip Goff

/s/ Joel Goldberg*	Trustee	September 23, 2026
Joel Goldberg

/s/ Toni Massaro*	Trustee	September 23, 2026
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	September 23, 2026
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	September 23, 2026
Victor Ugolyn

*By:	/s/ Joanne Antico
Joanne Antico
(Attorney-in-Fact)

21

EXHIBIT INDEX

Exhibit Number	Exhibit
EX-99.(q)(1)	Power of Attorney, dated September 10, 2026
EX-99.(q)(2)	Secretary’s Certificate related to certain signatory authority, dated September 10, 2026

22